Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum lease payments under noncancelable operating leases

Future minimum lease payments under non-cancelable operating leases as of March 31, 2017 are as follows:

Years ending December 31,	Amount
2017 - April through December	$273,365
2018	245,327

Total minimum lease payments	$518,692

Years ending December 31,	Amount
2017	363,486
2018	245,327

Total minimum lease payments	608,813